Note 22. Reportable Segments Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 25, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Construction Of Renewable Energy Systems Capital Expenditures		$ 1,511.0	$ 465.3	$ 346.9
Impairment of Long-Lived Assets Held-for-use		75.2	3.4	18.1
Gain (Loss) on Contract Termination		22.9
Inventory Write-down		7.3	16.1	3.4
Acquisition Costs, Cumulative		14.9
SunEdison Semiconductor Ltd. [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization, Discontinued Operations		116.0	119.6	118.7
Capital Expenditure, Discontinued Operations		94.0	101.0	95.0
Solar Energy [Member]
Segment Reporting Information [Line Items]
Construction Of Renewable Energy Systems Capital Expenditures		1,511.0	465.3	346.9
Terraform [Member]
Segment Reporting Information [Line Items]
Offering Related Expenses		5.9
Tainergy [Member]
Segment Reporting Information [Line Items]
Recognition of Deferred Revenue				25.0
Solar Wafer Supply Agreement [Member]
Segment Reporting Information [Line Items]
Recognition of Deferred Revenue	$ 37.1			37.1
Inventories [Member]
Segment Reporting Information [Line Items]
Cost of Goods Sold		$ 14.0	$ 5.3	$ 5.5